SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses
Salaries and related expense			$ 1,027	$ 1,144
Stock-based compensation			903	1,483
Professional services			859	1,193
Patents			292	798
Depreciation			34	29
Insurance			337	386
Vehicle expenses			73	99
Rent and maintenance and other expenses			181	120
VAT provision (note 7e)			(129)	229
General and Administrative expenses	$ 958	$ 1,286	$ 3,577	$ 5,481